As filed with the Securities and Exchange Commission on July 2, 2009

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21597
                                                     ---------


                             PRIMECAP ODYSSEY FUNDS
                             ----------------------
               (Exact name of registrant as specified in charter)


                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                               ------------------
               (Address of principal executive offices) (Zip code)


                              DAVID H. VAN SLOOTEN
                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                               ------------------
                     (Name and address of agent for service)

                                 (626) 304-9222

                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: OCTOBER 31
                         ----------

Date of reporting period: APRIL 30, 2009
                          --------------

ITEM 1. REPORTS TO STOCKHOLDERS.


SEMIANNUAL REPORT
For the Six Months Ended April 30, 2009


                             [LOGO]        PRIMECAP(R)
                                         ODYSSEY FUNDS

                           PRIMECAP ODYSSEY STOCK FUND
                          PRIMECAP ODYSSEY GROWTH FUND
               PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

[GRAPHIC]   TABLE OF CONTENTS
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

Letter to Shareholders ....................................................    2

Performance Graphs ........................................................    8

Expense Example ...........................................................   11

Sector Breakdown ..........................................................   13

Schedule of Investments ...................................................   15

      PRIMECAP Odyssey Stock Fund .........................................   15

      PRIMECAP Odyssey Growth Fund ........................................   19

      PRIMECAP Odyssey Aggressive Growth Fund .............................   23

Statements of Assets and Liabilities ......................................   26

Statements of Operations ..................................................   27

Statement of Changes in Net Assets ........................................   28

      PRIMECAP Odyssey Stock Fund .........................................   28

      PRIMECAP Odyssey Growth Fund ........................................   29

      PRIMECAP Odyssey Aggressive Growth Fund .............................   30

Financial Highlights ......................................................   31

      PRIMECAP Odyssey Stock Fund .........................................   31

      PRIMECAP Odyssey Growth Fund ........................................   32

      PRIMECAP Odyssey Aggressive Growth Fund .............................   33

Notes to Financial Statements .............................................   34

Additional Information ....................................................   41

Management ................................................................   42

[GRAPHIC]   LETTER TO SHAREHOLDERS
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

The PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund posted total returns of -2.29%, +0.16%, and +4.76%, respectively, for the six months ended April 30, 2009. By comparison, the unmanaged Standard & Poor's 500 Composite Stock Price Index (S&P 500) produced a total return of -8.53% for the period.

The global financial crisis that began in mid-2007 and intensified throughout 2008 continues to impact the global economy and almost every financial asset class, including U.S. equities. While some areas of the financial markets, such as inter-bank lending and commercial paper issuance, have shown signs of stabilization, it is still too early to tell if the unprecedented and far-reaching government programs created to address the credit crisis and bolster the financial system will prove effective. Following the failure of several major financial institutions last fall and the fear of additional failures, the credit markets essentially shut down. Given the unavailability of credit and heightened risk aversion, the U.S. economy slowed significantly in the last three months of 2008. Consumer spending declined, businesses reduced output, home prices continued to fall, and the unemployment rate rose steadily.

The PRIMECAP Odyssey Funds continue to focus on investing in high quality companies that, in our judgment, offer better earnings growth prospects than are anticipated by the market. We remain very overweight in the health care and information technology sectors and very underweight in the financials and consumer staples sectors. The overweight position in health care stocks hurt the funds' performance in the past six months, particularly after President Obama proposed his program to reform health care in late February. Despite the potential negative impact of the proposed reforms on pricing and industry profitability, we maintain our commitment to the health care sector. We continue to believe that the substantial investment in research and development will result in new products and services that will help the world meet the growing health care needs of an aging population.

Our significant holdings in the technology sector, which was the best performing sector in the S&P 500 (+5.61%), helped performance over the past six months. While businesses are reducing their technology spending during the current recession, earnings at many technology companies have not declined as dramatically as they have in past downturns. The consolidation of market share has enabled firms to maintain greater pricing power. Good expense and capital management has led to lower earnings volatility as companies reduced their fixed costs and better anticipated changes in demand. Also, technology companies typically have very strong balance sheets with substantial net cash positions. This is particularly valuable during a period of scarce credit and financing.

LETTER TO SHAREHOLDERS
PRIMECAP Odyssey Funds
--------------------------------------------------------------------------------

We are very underweight in the financials sector, as we have been since the inception of the PRIMECAP Odyssey Funds in 2004. In our view, financial institutions remain highly leveraged companies with opaque balance sheets that are based, in no small way, on assumptions about future losses. The funds benefited from a minimal weighting in the financials sector, the worst sector in the market for the six-month period (-29.13%). However, the financials sector has led the recent rally in the stock market, and the funds' underweight position has hurt performance since early March.

In addition to health care and information technology stocks, we have taken the opportunity over the past six months to modestly increase our positions in economically sensitive companies in the industrials and materials sectors, particularly in the PRIMECAP Odyssey Stock and PRIMECAP Odyssey Growth Funds.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP ODYSSEY STOCK FUND

From October 31, 2008 to April 30, 2009, the Stock Fund's total return was -2.29%. Although this was better than the S&P 500's total return of -8.53% for the period, it is still disappointing on an absolute basis. On a relative basis, our underweight position in the financials sector and our overweight position and stock selection in the consumer discretionary sector benefited the fund. This benefit was partially offset by our overweight position in the health care sector and our exposure to airline stocks.

Four of the top five contributors to fund performance were retailers: Dress Barn, Amazon.com, CarMax, and Bed Bath & Beyond. Retail stocks have typically been "early cycle" stocks that tend to outperform the broader market when sales declines begin to decelerate. In our view, Dress Barn is ideally positioned as a "recession" destination during times of economic difficulty. Amazon.com and CarMax both have potentially huge market share growth opportunities in their respective markets. Bed Bath & Beyond has benefited from the bankruptcy of its largest competitor. The fifth top contributor was the pharmaceutical company, Wyeth, which agreed to be acquired by Pfizer in January.

Hurting our performance were Medtronic and Novartis, two of the fund's largest holdings which underperformed the market during the period. Southwest Airlines also detracted from the fund's performance; in addition to a slowdown in airline traffic, the company incurred significant losses on its hedges as fuel prices declined.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

The top 10 holdings, which collectively represent 30.2% of the portfolio at the period end, are listed below:

       PRIMECAP ODYSSEY STOCK FUND                        ENDING % OF
       TOP 10 HOLDINGS AS OF 4/30/09                    TOTAL PORTFOLIO*
       ------------------------------------------------------------------
       Eli Lilly & Co.                                       4.7
       Medtronic Inc.                                        3.4
       Roche Holding AG                                      3.4
       Novartis AG (ADS)                                     3.1
       Amgen Inc.                                            3.1
       Waters Corp.                                          2.9
       Biogen Idec Inc.                                      2.7
       GlaxoSmithKline PLC (ADS)                             2.5
       Marsh & McLennan Cos.                                 2.3
       Monsanto Co.                                          2.1
       ------------------------------------------------------------------
       TOTAL % OF PORTFOLIO                                 30.2%
       ------------------------------------------------------------------

       * The percentage is calculated by using the ending market value of the security divided by the total investments of the fund.

PRIMECAP ODYSSEY GROWTH FUND

From October 31, 2008 to April 30, 2009, the Growth Fund's total return was +0.16%, compared with the S&P 500's total return of -8.53% and the Russell 1000 Growth Index's total return of -1.52% for the period. Our positioning in two sectors, information technology and financials, helped the Growth Fund on a relative basis. We were very overweight in the information technology sector, which was up 5.61% and was the best performing sector within the S&P 500. We were very underweight in the financials sector, which declined 29.13% and was the worst performing sector within the S&P 500. Our stock selection in the information technology and consumer discretionary sectors further helped performance. While the biggest contributor to fund performance was Oceaneering International, a provider of engineered products and services to the offshore oil and gas industry, the other top contributors included technology companies Nuance Communications, Rambus Inc., and Cree Inc., as well as retailers Dress Barn, CarMax, and Amazon.com.

The Growth Fund was hurt by our overweight position and poor stock selection in the health care sector, as well as by our positions in airline stocks. Medtronic, Novartis, and Amgen, all significant holdings, were three of the five largest detractors from performance. Medtronic, a medical device manufacturer, was down 20% for the period. Novartis, a leader in global pharmaceuticals, dropped 23%, while Amgen, one of the top contributors to performance during the previous fiscal year, declined 19% during the period. The other two top detractors were Southwest Airlines, off 41%, and AMR Corp., down 53%.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

The top 10 holdings, which collectively represent 26.8% of the portfolio at the period end, are listed below:

       PRIMECAP ODYSSEY GROWTH FUND                        ENDING % OF
       TOP 10 HOLDINGS AS OF 4/30/09                     TOTAL PORTFOLIO*
       ------------------------------------------------------------------
       Eli Lilly & Co.                                        4.0
       Google Inc. (Cl A)                                     3.2
       Conceptus Inc.                                         3.0
       Roche Holding AG                                       2.9
       Amgen Inc.                                             2.6
       Medtronic Inc.                                         2.5
       C.H. Robinson Worldwide Inc.                           2.4
       EMC Corp.                                              2.1
       Novartis AG (ADS)                                      2.1
       FormFactor Inc.                                        2.0
       ------------------------------------------------------------------
       TOTAL % OF PORTFOLIO                                  26.8%
       ------------------------------------------------------------------

       * The percentage is calculated by using the ending market value of the security divided by the total investments of the fund.

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

From October 31, 2008 to April 30, 2009, the Aggressive Growth Fund's total return was +4.76%. This compares to the S&P 500's total return of -8.53% and the Russell Midcap Growth Index's total return of +2.71.%. Our underweight position in the financials sector and our overweight position in the information technology sector helped performance on a relative basis, but this benefit was offset somewhat by our stock selection in the health care sector.

American Italian Pasta and Dendreon Corp. were two of the largest individual contributors for the period. American Italian Pasta continued its recovery from an earlier decline related to poor financial controls. New management has brought stability and growth back to one of the premier producers of dried pastas. The company's stock posted a total return of +147% for the period. Dendreon Corp. released the results of a clinical study that showed that its drug Provenge extended the lives of patients with advanced prostate cancer. Dendreon's stock was up 331%.

On the negative side, other health care stocks were major detractors from performance. Abiomed, which had been one of the largest positive contributors to performance in the previous fiscal year, was down 54%. Medarex, BioMarin Pharmaceuticals, and Conceptus all declined considerably more than the S&P 500 Index and the Russell Midcap Growth Index.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

The top 10 holdings, which collectively represent 37.5% of the portfolio at the period end, are listed below:

       PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND                  ENDING % OF
       TOP 10 HOLDINGS AS OF 4/30/09                          TOTAL PORTFOLIO*
       ------------------------------------------------------------------------
       American Italian Pasta Co. (Cl A)                           9.2
       Conceptus Inc.                                              4.0
       Medarex Inc.                                                4.0
       Roche Holding AG                                            3.9
       FormFactor Inc.                                             3.4
       Cepheid                                                     3.4
       Google Inc. (Cl A)                                          2.7
       ASML Holding N.V.                                           2.4
       MarketAxess Holdings Inc.                                   2.3
       Altera Corp.                                                2.2
       ------------------------------------------------------------------------
       TOTAL % OF PORTFOLIO                                       37.5%
       ------------------------------------------------------------------------

       * The percentage is calculated by using the ending market value of the security divided by the total investments of the fund.

OUTLOOK FOR THE NEXT FISCAL YEAR

The outlook for the second half of fiscal 2009 remains uncertain. The economy is mired in what will likely be the most severe and prolonged recession since the Great Depression. Unemployment has continued to mount. Consumer spending has remained weak. Home prices may continue to decline across the nation. The financial system remains stressed, despite signs of improvement in the short-term funding markets. Banks and other financial institutions have continued to experience increasing credit losses from loans and securities that were originated during an extended period of underpriced risk and excessive leverage. The government has expanded its involvement in our financial institutions and private industry through a myriad of programs and initiatives, the potential long-term impact and unintended consequences of which are unclear. We believe that, over time, scarce economic resources such as capital and labor are better allocated by free markets than by regulations and other government involvement.

In our last annual letter, we discussed several reasons to be constructive despite the many obstacles facing the economy. In particular, the massive decline in the stock market appeared to have anticipated the worsening economic conditions ahead. This remained the case through early March 2009, at which point the market, as measured by the S&P 500 Index, had declined 30% since October 2008 and 57% from its high in October 2007. Since then, the S&P 500 has rebounded sharply on signs that the economy may be stabilizing or at least declining less rapidly than before. Still, as we write this letter, the S&P 500 has declined more than 40% from its high in October 2007. Our analysis indicates that valuations for many high quality companies remain attractive, if not as compelling as they were two months ago.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

Looking forward, we believe there are still attractive investment opportunities in U.S. equities despite the recent rally and the likely difficult economic environment ahead. Even in the most challenging markets, we believe that companies that evolve more favorably than expectations should prove to be good investments. In our assessment, most of the holdings in PRIMECAP Odyssey Funds are companies with innovative products, sustainable competitive advantages, expanding markets, strong balance sheets, and low valuations. We will continue to evaluate those that may no longer possess these characteristics and seek to find additional companies that do.

We appreciate the trust you have placed in us, and we remain committed to working diligently to maintain that trust.

Sincerely,

PRIMECAP Management Company

--------------------------------------------------------------------------------

THE FUNDS INVEST IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. ALL FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. MUTUAL FUND INVESTING INVOLVES RISK, AND LOSS OF PRINCIPAL IS POSSIBLE. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

CURRENT AND FUTURE PORTFOLIO HOLDINGS ARE SUBJECT TO RISK.

THE STANDARD & POOR'S 500 CORPORATE STOCK PRICE INDEX is a broad based index of 500 stocks, which is widely recognized as representative of the market in general. THE RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies (the large-cap segment of the U.S. equity universe) with higher price-to-book ratios and higher forecasted growth values. THE RUSSELL MID CAP GROWTH INDEX measures the performance of those Russell Mid Cap companies (the mid-cap segment of the U.S. equity universe) with higher price-to-book ratios and higher forecasted growth values. These indices do not incur expenses and are not available for investment.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINIONS OF PRIMECAP MANAGEMENT COMPANY AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, OR INVESTMENT ADVICE.

                                                                         (06/09)

----------
   Note: Sector weightings are based on average weight for the period.

[GRAPHIC]   PERFORMANCE GRAPHS
            PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2009, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

[The following table was represented as a line chart in the printed material.]

                                           PRIMECAP ODYSSEY
                                              STOCK FUND           S&P 500 INDEX
--------------------------------------------------------------------------------
   11/1/2004     8,000   11/1/2004
   11/1/2004     8,000   11/1/2004              $10,000               $10,000
   1/31/2005     8,000   1/31/2005              $10,610               $10,493
   4/30/2005     8,000   4/30/2005              $10,490               $10,324
   7/31/2005     8,000   7/31/2005              $11,530               $11,064
  10/31/2005     8,000  10/31/2005              $11,480               $10,868
   1/31/2006     8,000   1/31/2006              $12,767               $11,581
   4/30/2006     8,000   4/30/2006              $13,047               $11,914
   7/31/2006     8,000   7/31/2006              $12,496               $11,658
  10/31/2006     8,000  10/31/2006              $13,487               $12,643
   1/31/2007     8,000   1/31/2007              $14,158               $13,261
   4/30/2007     8,000   1/31/2007              $14,632               $13,729
   7/31/2007     8,000   7/31/2007              $14,673               $13,539
  10/31/2007     8,000  10/31/2007              $15,359               $14,483
   1/31/2008     8,000   1/31/2008              $13,769               $12,955
   4/30/2008     8,000   4/30/2008              $13,799               $13,088
   7/31/2008     8,000   7/31/2008              $13,544               $12,038
  10/31/2008     8,000  10/31/2008              $10,332                $9,256
   1/31/2009     8,000   1/31/2009               $9,116                $7,950
   4/30/2009     8,000   4/30/2009              $10,095                $8,465

                                                     TOTAL RETURN
                                              PERIOD ENDED APRIL 30, 2009
                                              ------------------------------
                                                              ANNUALIZED
                                                            SINCE INCEPTION
                                                 1 YEAR       (11/01/04)
                                              -----------   ----------------
PRIMECAP Odyssey Stock Fund                     -26.84%          0.21%
S&P 500 Index*                                  -35.31%         -3.63%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

------------
   * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

PERFORMANCE GRAPHS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2009, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

[The following table was represented as a line chart in the printed material.]

                                           PRIMECAP ODYSSEY
                                              GROWTH FUND         S&P 500 INDEX
--------------------------------------------------------------------------------
   11/1/2004     8,000   11/1/2004               $10,000             $10,000
   1/31/2005     8,000   1/31/2005               $10,550             $10,493
   4/30/2005     8,000   4/30/2005               $10,450             $10,324
   7/31/2005     8,000   7/31/2005               $11,540             $11,064
  10/31/2005     8,000  10/31/2005               $11,620             $10,868
   1/31/2006     8,000   1/31/2006               $12,908             $11,581
   4/30/2006     8,000   4/30/2006               $13,208             $11,914
   7/31/2006     8,000   7/31/2006               $12,688             $11,658
  10/31/2006     8,000  10/31/2006               $13,769             $12,643
   1/31/2007     8,000   1/31/2007               $14,420             $13,261
   4/30/2007     8,000   4/30/2007               $14,845             $13,729
   7/31/2007     8,000   7/31/2007               $14,764             $13,539
  10/31/2007     8,000  10/31/2007               $15,898             $14,483
   1/31/2008     8,000   1/31/2008               $13,807             $12,955
   4/30/2008     8,000   4/30/2008               $13,919             $13,088
   7/31/2008     8,000   7/31/2008               $13,359             $12,038
  10/31/2008     8,000  10/31/2008               $10,246              $9,256
   1/31/2009     8,000   1/31/2009                $9,200              $7,950
   4/30/2009     8,000   4/30/2009               $10,262              $8,465

                                                         TOTAL RETURN
                                                  PERIOD ENDED APRIL 30, 2009
                                              ----------------------------------
                                                                 ANNUALIZED
                                                              SINCE INCEPTION
                                               1 YEAR            (11/01/04)
                                              -------------   ------------------
PRIMECAP Odyssey Growth Fund                   -26.27%             0.58%
S&P 500 Index*                                 -35.31%            -3.63%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

-------------
   * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

PERFORMANCE GRAPHS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2009, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

[The following table was represented as a line chart in the printed material.]

                                           PRIMECAP ODYSSEY
                                       AGGRESSIVE GROWTH FUND      S&P 500 INDEX
--------------------------------------------------------------------------------
   11/1/2004     8,000   11/1/2004              $10,000               $10,000
   1/31/2005     8,000   1/31/2005              $10,500               $10,493
   4/30/2005     8,000   4/30/2005               $9,890               $10,324
   7/31/2005     8,000   7/31/2005              $11,220               $11,064
  10/31/2005     8,000  10/31/2005              $11,240               $10,868
   1/31/2006     8,000   1/31/2006              $12,790               $11,581
   4/30/2006     8,000   4/30/2006              $13,110               $11,914
   7/31/2006     8,000   7/31/2006              $12,310               $11,658
  10/31/2006     8,000  10/31/2006              $13,920               $12,643
   1/31/2007     8,000   1/31/2007              $14,915               $13,261
   4/30/2007     8,000   4/30/2007              $15,280               $13,729
   7/31/2007     8,000   7/31/2007              $14,915               $13,539
  10/31/2007     8,000  10/31/2007              $16,253               $14,483
   1/31/2008     8,000   1/31/2008              $13,205               $12,955
   4/30/2008     8,000   4/30/2008              $13,134               $13,088
   7/31/2008     8,000   7/31/2008              $12,685               $12,038
  10/31/2008     8,000  10/31/2008               $9,654                $9,256
   1/31/2009     8,000   1/31/2009               $9,174                $7,950
   4/30/2009     8,000   4/30/2009              $10,113                $8,465

                                                         TOTAL RETURN
                                                  PERIOD ENDED APRIL 30, 2009
                                              ----------------------------------
                                                                 ANNUALIZED
                                                              SINCE INCEPTION
                                               1 YEAR            (11/01/04)
                                              -------------   ------------------

PRIMECAP Odyssey Aggressive Growth Fund         -23.00%              0.25%
S&P 500 Index*                                  -35.31%             -3.63%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

-----------
   * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

[GRAPHIC]   EXPENSE EXAMPLE
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------
            (UNAUDITED)

As a shareholder of one or more of the funds, you incur ongoing costs, including management fees and other fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2008 to April 30, 2009.

ACTUAL EXPENSES

The information in the table adjacent to the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table adjacent to the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)

                                BEGINNING      ENDING     EXPENSES PAID    EXPENSE RATIO
                                 ACCOUNT       ACCOUNT    DURING PERIOD*   DURING PERIOD*
                                  VALUE         VALUE      (10/31/08 TO     (10/31/08 TO
                                (10/31/08)    (04/30/09)    (04/30/09)       04/30/09)
-----------------------------------------------------------------------------------------
PRIMECAP ODYSSEY STOCK FUND
Actual Performance              $1,000.00     $  977.10       $4.03            0.82%
Hypothetical Performance
  (5% return before expenses)   $1,000.00     $1,020.72       $4.12            0.82%
-----------------------------------------------------------------------------------------
PRIMECAP ODYSSEY GROWTH FUND
Actual Performance              $1,000.00     $1,001.60       $3.65            0.74%
Hypothetical Performance
  (5% return before expenses)   $1,000.00     $1,021.14       $3.69            0.74%
-----------------------------------------------------------------------------------------
PRIMECAP ODYSSEY
  AGGRESSIVE GROWTH FUND
Actual Performance              $1,000.00     $1,047.60       $4.17            0.82%
Hypothetical Performance
  (5% return before expenses)   $1,000.00     $1,020.72       $4.12            0.82%
-----------------------------------------------------------------------------------------

------------
   * Expenses are equal to a fund's annualized expense ratio as indicated , multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

[GRAPHIC]   SECTOR BREAKDOWN
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------

                           PRIMECAP ODYSSEY STOCK FUND
            -------------------------------------------------------
            Consumer Discretionary                            16.1%
            Consumer Staples                                   0.8%
            Energy                                             5.5%
            Financials                                         4.9%
            Health Care                                       30.3%
            Industrials                                       13.3%
            Information Technology                            19.1%
            Materials                                          7.1%
            Telecommunications Services                        0.3%
            Utilities                                          0.6%
            Short Term Investments and Other Net Assets        2.0%
            -------------------------------------------------------
            TOTAL                                            100.0%
            -------------------------------------------------------

                          PRIMECAP ODYSSEY GROWTH FUND
            -------------------------------------------------------
            Consumer Discretionary                            11.4%
            Consumer Staples                                   0.2%
            Energy                                             5.7%
            Financials                                         3.7%
            Health Care                                       32.1%
            Industrials                                        9.9%
            Information Technology                            32.4%
            Materials                                          1.2%
            Telecommunications Services                        0.3%
            Short Term Investments and Other Net Assets        3.1%
            -------------------------------------------------------
            TOTAL                                            100.0%
            -------------------------------------------------------

The tables above list sector allocations as a percentage of each fund's total net assets as of April 30, 2009. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

SECTOR BREAKDOWN
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(CONTINUED)

                    PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            -------------------------------------------------------
            Consumer Discretionary                             5.0%
            Consumer Staples                                   9.2%
            Energy                                             3.4%
            Financials                                         2.3%
            Health Care                                       32.8%
            Industrials                                        5.1%
            Information Technology                            35.8%
            Telecommunications Services                        0.5%
            Short Term Investments and Other Net Assets        5.9%
            -------------------------------------------------------
            TOTAL                                            100.0%
            -------------------------------------------------------

The table above lists sector allocations as a percentage of the fund's total net assets as of April 30, 2009. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

[GRAPHIC]   SCHEDULE OF INVESTMENTS
            PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------
            APRIL 30, 2009 - (UNAUDITED)

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 98.0%

CONSUMER DISCRETIONARY: 16.1%
    40,500   Amazon.com, Inc. (a) ..............................   $  3,261,060
    99,700   Bed Bath & Beyond, Inc. (a) .. ....................      3,032,874
   247,300   CarMax, Inc. (a) ..................................      3,155,548
   149,500   Collective Brands, Inc. (a) .. ....................      2,170,740
    62,900   DIRECTV Group, Inc. (The) (a) .....................      1,555,517
   220,000   Dress Barn, Inc. (a) ..............................      3,330,800
    34,200   Kohl's Corp. (a) ..................................      1,550,970
    70,000   Mattel, Inc. ......................................      1,047,200
     8,100   Men's Wearhouse, Inc. .............................        150,984
    60,300   Sony Corp. - ADR ..................................      1,559,358
    93,050   TJX Cos, Inc. .....................................      2,602,608
    52,000   Walt Disney Co. (The) .............................      1,138,800
    62,000   Whirlpool Corp. ...................................      2,799,920
                                                                   ------------
                                                                     27,356,379
                                                                   ------------
CONSUMER STAPLES: 0.8%
       115   American Italian Pasta Co. (a) ....................          3,616
    20,000   Procter & Gamble Co. ..............................        988,800
    16,000   Sysco Corp. .......................................        373,280
                                                                   ------------
                                                                      1,365,696
                                                                   ------------
ENERGY: 5.5%
    14,000   ConocoPhillips ....................................        574,000
    20,000   EnCana Corp. ......................................        914,600
    42,900   EOG Resources, Inc. ...............................      2,723,292
    37,400   National Oilwell Varco, Inc. (a) ..................      1,132,472
    81,800   Plains Exploration & Production Co. ...............      1,543,566
    48,434   Schlumberger Ltd. .................................      2,372,782
                                                                   ------------
                                                                      9,260,712
                                                                   ------------
FINANCIALS: 4.9%
       800   Berkshire Hathaway, Inc. - Class B ................      2,452,000
    30,000   Chubb Corp. .......................................      1,168,500
   103,900   Discover Financial Services .. ....................        844,707
   183,150   Marsh & McLennan Cos, Inc. ........................      3,862,633
                                                                   ------------
                                                                      8,327,840
                                                                   ------------


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED) (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
HEALTH CARE: 30.3%
    80,500   Affymetrix, Inc. (a) ..............................   $    377,545
   107,900   Amgen, Inc. (a) ...................................      5,229,913
    96,300   Biogen Idec, Inc. (a) .............................      4,655,142
   318,800   Boston Scientific Corp. (a) .. ....................      2,681,108
   240,800   Eli Lilly & Co. ...................................      7,927,136
   136,500   GlaxoSmithKline PLC - ADR .........................      4,198,740
    25,000   Johnson & Johnson .................................      1,309,000
   181,400   Medtronic, Inc. ...................................      5,804,800
   138,150   Novartis AG - ADR .................................      5,237,266
    45,700   Roche Holding AG - CHF ............................      5,785,824
    39,000   Sanofi-Aventis - ADR ..............................      1,120,080
   110,000   Waters Corp. (a) ..................................      4,858,700
    49,700   Wyeth .............................................      2,107,280
                                                                   ------------
                                                                     51,292,534
                                                                   ------------
INDUSTRIALS: 13.3%
    23,800   Alaska Air Group, Inc. (a) ........................        399,364
    50,000   Alexander & Baldwin, Inc. .........................      1,332,000
   248,500   AMR Corp. (a) .....................................      1,182,860
    80,400   Boeing Co. ........................................      3,220,020
    23,600   Caterpillar, Inc. .................................        839,688
     6,500   Deere & Co. .......................................        268,190
    15,500   FedEx Corp. .......................................        867,380
    94,300   Honeywell International, Inc. .....................      2,943,103
    26,200   JetBlue Airways Corp. (a) .........................        129,166
    85,100   McDermott International, Inc. (a) .................      1,373,514
     5,200   Norfolk Southern Corp. ............................        185,536
    29,800   Pall Corp. ........................................        787,018
    55,000   Rockwell Automation, Inc. .........................      1,737,450
   404,700   Southwest Airlines Co. ............................      2,824,806
     1,900   Thomas & Betts Corp. (a) ..........................         59,128
    20,000   Union Pacific Corp. ...............................        982,800
    66,600   United Parcel Service, Inc. .. ....................      3,485,844
                                                                   ------------
                                                                     22,617,867
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED) (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY: 19.1%
    20,650   Accenture Ltd. - Class A ..........................   $    607,730
   140,100   Applied Materials, Inc. ...........................      1,710,621
    70,321   ASML Holding N.V. - ADR ...........................      1,487,289
    55,000   Corning, Inc. .....................................        804,100
   263,500   EMC Corp. (a) .....................................      3,301,655
     2,300   Google, Inc. (a) ..................................        910,731
    30,000   Hewlett-Packard Co. ...............................      1,079,400
    80,000   Intel Corp. .......................................      1,262,400
    49,100   Intersil Corp. ....................................        569,560
    57,300   Intuit, Inc. (a) ..................................      1,325,349
    54,900   KLA-Tencor Corp. ..................................      1,522,926
   228,000   L.M. Ericsson Telephone Co. - ADR .................      1,944,840
   135,700   Microsoft Corp. ...................................      2,749,282
   120,000   Motorola, Inc. ....................................        663,600
    76,400   NeuStar, Inc. - Class A (a) .. ....................      1,452,364
    62,700   NVIDIA Corp. (a) ..................................        719,796
    90,700   Oracle Corp. (a) ..................................      1,754,138
    31,000   Research In Motion Ltd. (a) .. ....................      2,154,500
   124,200   Symantec Corp. (a) ................................      2,142,450
   160,600   Texas Instruments, Inc. ...........................      2,900,436
    47,700   Xilinx, Inc. ......................................        974,988
    25,000   Yahoo!, Inc. (a) ..................................        357,250
                                                                   ------------
                                                                     32,395,405
                                                                   ------------
MATERIALS: 7.1%
   107,100   Domtar Corp. (a) ..................................        194,922
    22,900   Freeport-McMoRan Copper & Gold, Inc ...............        976,685
    50,000   International Paper Co. ...........................        633,000
    41,700   Monsanto Co. ......................................      3,539,913
    30,000   Newmont Mining Corp. ..............................      1,207,200
    19,900   Potash Corp. of Saskatchewan ......................      1,721,151
     8,250   Praxair, Inc. .....................................        615,533
    20,000   Vulcan Materials Co. ..............................        951,000
    62,700   Weyerhaeuser Co. ..................................      2,210,802
                                                                   ------------
                                                                     12,050,206
                                                                   ------------


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED) (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
Telecommunications Services: 0.3%
   114,750   Sprint Nextel Corp. (a) ...........................   $    500,310
                                                                   ------------
Utilities: 0.6%
    20,000   FPL Group, Inc. ...................................      1,075,800
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $195,136,784) ..........................................   $166,242,749
                                                                   ------------

Principal
 Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.9%
$3,147,489   Dreyfus Treasury Prime Cash Management ............   $  3,147,489
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,147,489) ............................................      3,147,489
                                                                   ------------
TOTAL INVESTMENTS
  (Cost $198,284,273): 99.9% ...................................    169,390,238
Other Assets in Excess of Liabilities: 0.1% ....................        175,987
                                                                   ------------
TOTAL NET ASSETS: 100.0% .......................................   $169,566,225
                                                                   ============

--------------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a) Non Income Producing.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   SCHEDULE OF INVESTMENTS
            PRIMECAP ODYSSEY GROWTH FUND
            --------------------------------------------------------------------
            APRIL 30, 2009 - (UNAUDITED)

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 96.9%
CONSUMER DISCRETIONARY: 11.4%
   250,000   99 Cents Only Stores (a) ..........................   $  2,685,000
    63,000   Amazon.com, Inc. (a) ..............................      5,072,760
   206,800   Bed Bath & Beyond, Inc. (a) .......................      6,290,856
   700,000   CarMax, Inc. (a) ..................................      8,932,000
    40,000   Carnival Corp. ....................................      1,075,200
    74,500   DIRECTV Group, Inc. (The) (a) .....................      1,842,385
   342,800   Dress Barn, Inc. (a) ..............................      5,189,992
   228,500   Gentex Corp. ......................................      3,055,045
    53,550   Kohl's Corp. (a) ..................................      2,428,492
   180,000   Mattel, Inc. ......................................      2,692,800
   343,800   Quiksilver, Inc. (a) ..............................        567,270
   308,000   Sony Corp. - ADR ..................................      7,964,880
   128,250   TJX Cos, Inc. .....................................      3,587,153
                                                                   ------------
                                                                     51,383,833
                                                                   ------------
CONSUMER STAPLES: 0.2%
    20,800   Procter & Gamble Co. ..............................      1,028,352
                                                                   ------------
ENERGY: 5.7%
    20,000   ConocoPhillips ....................................        820,000
    50,000   EnCana Corp. ......................................      2,286,500
   100,000   EOG Resources, Inc. ...............................      6,348,000
   100,000   National Oilwell Varco, Inc. (a) ..................      3,028,000
   170,000   Oceaneering International, Inc. (a) ...............      7,746,900
   111,300   Schlumberger Ltd. .................................      5,452,587
                                                                   ------------
                                                                     25,681,987
                                                                   ------------
FINANCIALS: 3.7%
    29,000   Bank of New York Mellon Corp. (The) ...............        738,920
     1,724   Berkshire Hathaway, Inc. - Class B (a) ............      5,284,060
    40,000   Chubb Corp. .......................................      1,558,000
    50,000   Hanmi Financial Corp. .............................         77,500
   344,050   Marsh & McLennan Cos, Inc. ........................      7,256,015
   120,000   Progressive Corp. (The) (a) .......................      1,833,600
                                                                   ------------
                                                                     16,748,095
                                                                   ------------


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED) (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
HEALTH CARE: 32.1%
   350,000   Abiomed, Inc. (a) .................................   $  2,334,500
   512,600   Accuray, Inc. (a) .................................      3,101,230
   275,500   Affymetrix, Inc. (a) ..............................      1,292,095
   245,000   Amgen, Inc. (a) ...................................     11,875,150
   149,700   Biogen Idec, Inc. (a) .............................      7,236,498
   274,900   BioMarin Pharmaceuticals, Inc. (a) ................      3,535,214
   432,000   Boston Scientific Corp. (a) .......................      3,633,120
    58,000   Cepheid, Inc. (a) .................................        562,600
   126,000   Cerner Corp. (a) ..................................      6,778,800
    69,900   Charles River Laboratories International, Inc. (a)       1,932,735
 1,016,000   Conceptus, Inc. (a) ...............................     13,756,640
   548,200   Eli Lilly & Co. ...................................     18,046,744
   172,200   GlaxoSmithKline PLC - ADR .........................      5,296,872
   170,000   Illumina, Inc. (a) ................................      6,349,500
    39,500   Johnson & Johnson .................................      2,068,220
   180,000   Kinetic Concepts, Inc. (a) ........................      4,456,800
 1,335,000   Medarex, Inc. (a) .................................      7,903,200
   349,300   Medtronic, Inc. ...................................     11,177,600
   288,100   Micrus Endovascular Corp. (a) .....................      1,993,652
   251,300   Novartis AG - ADR .................................      9,526,783
   114,300   OraSure Technologies, Inc. (a) ....................        413,766
   101,900   Roche Holding AG - CHF ............................     12,900,994
   136,200   SurModics, Inc. (a) ...............................      2,955,540
   139,000   Waters Corp. (a) ..................................      6,139,630
                                                                   ------------
                                                                    145,267,883
                                                                   ------------
INDUSTRIALS: 9.9%
   645,400   AMR Corp. (a) .....................................      3,072,104
   200,000   C. H. Robinson Worldwide, Inc. ....................     10,632,000
   134,400   Caterpillar, Inc. .................................      4,781,952
   123,800   Expeditors International Washington, Inc. .........      4,297,098
    49,500   FedEx Corp. .......................................      2,770,020
   282,750   JetBlue Airways Corp. (a) .........................      1,393,958
   133,300   McDermott International, Inc. (a) .................      2,151,462
    65,800   Pall Corp. ........................................      1,737,778
    29,300   Rockwell Automation, Inc. .........................        925,587
 1,062,900   Southwest Airlines Co. ............................      7,419,042
   108,700   United Parcel Service, Inc. .......................      5,689,358
                                                                   ------------
                                                                     44,870,359
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED) (CONTINUED)

INFORMATION TECHNOLOGY: 32.4%
    56,450   Accenture Ltd. - Class A ..........................   $  1,661,323
    78,200   Adobe Systems, Inc. (a) ...........................      2,138,770
   133,300   Akamai Technologies, Inc. (a) .....................      2,935,266
   307,600   Altera Corp. ......................................      5,016,956
   279,700   Applied Materials, Inc. ...........................      3,415,137
   277,744   ASML Holding N.V. - ADR ...........................      5,874,286
   198,000   Avid Technology, Inc. (a) .........................      2,191,860
   134,300   Avocent Corp. (a) .................................      1,939,292
   100,000   Brocade Communications Sys, Inc. (a) ..............        578,000
    30,000   Cisco Systems, Inc. (a) ...........................        579,600
   195,000   Corning, Inc. .....................................      2,850,900
   194,700   Cree, Inc. (a) ....................................      5,332,833
    37,000   Cymer, Inc. (a) ...................................      1,051,170
   765,600   EMC Corp. (a) .....................................      9,592,968
 1,180,000   Flextronics International Ltd. (a) ................      4,578,400
   529,700   FormFactor, Inc. (a) ..............................      9,232,671
    36,300   Google, Inc. - Class A (a) ........................     14,373,711
    40,000   Hewlett-Packard Co. ...............................      1,439,200
   180,000   Intel Corp. .......................................      2,840,400
   152,400   Intersil Corp. - Class A ..........................      1,767,840
   282,800   Intuit, Inc. (a) ..................................      6,541,164
    85,000   KLA-Tencor Corp. ..................................      2,357,900
   580,000   L.M. Ericsson Telephone Co. - ADR .................      4,947,400
    49,000   McAfee, Inc. (a) ..................................      1,839,460
    42,000   Micron Technology, Inc. (a) .......................        204,960
   235,600   Microsoft Corp. ...................................      4,773,256
   200,000   Motorola, Inc. ....................................      1,106,000
   190,700   NeuStar, Inc. - Class A (a) .......................      3,625,207
   360,000   Nuance Communications, Inc. (a) ...................      4,806,000
   200,000   NVIDIA Corp. (a) ..................................      2,296,000
   224,900   Oracle Corp. (a) ..................................      4,349,566
    49,000   QUALCOMM, Inc. ....................................      2,073,680
   379,800   Rambus, Inc. (a) ..................................      4,550,004
    71,650   Research In Motion Ltd. (a) .......................      4,979,675
   151,800   SanDisk Corp. (a) .................................      2,386,296
   171,400   Stratasys, Inc. (a) ...............................      1,604,304


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
   280,500   Symantec Corp. (a) ................................   $  4,838,625
   290,000   Texas Instruments, Inc. ...........................      5,237,400
    22,900   Trimble Navigation Ltd. (a) .......................        490,976
   155,000   Xilinx, Inc. ......................................      3,168,200
    63,500   Yahoo!, Inc. (a) ..................................        907,415
                                                                   ------------
                                                                    146,474,071
                                                                   ------------
MATERIALS: 1.2%
    29,500   Monsanto Co. ......................................      2,504,255
    36,600   Praxair, Inc. .....................................      2,730,726
                                                                   ------------
                                                                      5,234,981
                                                                   ------------
TELECOMMUNICATIONS SERVICES: 0.3%
   284,550   Sprint Nextel Corp. (a) ...........................      1,240,638
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $560,246,658) ..........................................   $437,930,199
                                                                   ------------

Principal
 Amount
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.1%
$14,179,800  Dreyfus Treasury Prime Cash Management ............   $ 14,179,800
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $14,179,800) ...........................................     14,179,800
                                                                   ------------
TOTAL INVESTMENTS
  (Cost $574,426,458): 100.0% ..................................    452,109,999
Liabilities in Excess of Other Assets: 0.0% ....................       (167,195)
                                                                   ------------
TOTAL NET ASSETS: 100.0% .......................................   $451,942,804
                                                                   ============

----------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a) Non Income Producing.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   SCHEDULE OF INVESTMENTS
            PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            APRIL 30, 2009 - (UNAUDITED)
            --------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 94.2%
CONSUMER DISCRETIONARY: 5.0%
    63,000   Amazon.com, Inc. (a) ..............................   $  5,072,760
   273,400   CarMax, Inc. (a) ..................................      3,488,584
    74,400   DIRECTV Group, Inc. (The) (a) .....................      1,839,912
   140,000   Gentex Corp. ......................................      1,871,800
   229,000   Quiksilver, Inc. (a) ..............................        377,850
                                                                   ------------
                                                                     12,650,906
                                                                   ------------
CONSUMER STAPLES: 9.2%
   736,999   American Italian Pasta Co. - Class A (a) ..........     23,171,249
                                                                   ------------
ENERGY: 3.4%
    30,000   EOG Resources, Inc. ...............................      1,904,400
    60,000   National Oilwell Varco, Inc. (a) ..................      1,816,800
    74,000   Oceaneering International, Inc. (a) ...............      3,372,180
    34,000   Range Resources Corp. .............................      1,358,980
                                                                   ------------
                                                                      8,452,360
                                                                   ------------
FINANCIAL: 2.3%
    49,400   Hanmi Financial Corp. .............................         76,570
   605,820   MarketAxess Holdings, Inc. (a) ....................      5,809,814
                                                                   ------------
                                                                      5,886,384
                                                                   ------------
HEALTH CARE: 32.8%
   754,673   Abiomed, Inc. (a) .................................      5,033,669
   290,000   Accuray, Inc. (a) .................................      1,754,500
   222,000   Affymetrix, Inc. (a) ..............................      1,041,180
    65,000   Biogen Idec, Inc. (a) .............................      3,142,100
   350,300   BioMarin Pharmaceuticals, Inc. (a) ................      4,504,858
   650,700   Boston Scientific Corp. (a) .......................      5,472,387
   591,693   Cardica, Inc. (a) .................................      1,567,986
   877,800   Cepheid, Inc. (a) .................................      8,514,660
    50,900   Charles River Laboratories International, Inc. (a)       1,407,385
   749,550   Conceptus, Inc. (a) ...............................     10,148,907
   192,000   Dendreon Corp. (a) ................................      4,070,400
 1,250,000   Dyax Corp. (a) ....................................      2,450,000
    60,000   ev3, Inc. (a) .....................................        501,600
   198,500   Kinetic Concepts, Inc. (a) ........................      4,914,860


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
 1,677,400   Medarex, Inc. (a) .................................   $  9,930,208
   315,000   Micrus Endovascular Corp. (a) .....................      2,179,800
   452,600   OraSure Technologies, Inc. (a) ....................      1,638,412
   954,835   Pharmacyclics, Inc. (a) ...........................      1,193,544
    76,300   Roche Holding AG - CHF ............................      9,659,920
    41,450   Sepracor, Inc. (a) ................................        589,005
   116,000   SurModics, Inc. (a) ...............................      2,517,200
                                                                   ------------
                                                                     82,232,581
                                                                   ------------
INDUSTRIALS: 5.1%
   110,000   Alaska Air Group, Inc. (a) ........................      1,845,800
   511,100   AMR Corp. (a) .....................................      2,432,836
    50,000   C. H. Robinson Worldwide, Inc. ....................      2,658,000
   243,825   JetBlue Airways Corp. (a) .........................      1,202,057
    53,000   Monster Worldwide, Inc. (a) .......................        731,400
    52,600   Pall Corp. ........................................      1,389,166
   246,300   Southwest Airlines Co. ............................      1,719,174
    90,000   US Airways Group, Inc. (a) ........................        341,100
    60,000   Vitran Corp, Inc. (a) .............................        408,000
                                                                   ------------
                                                                     12,727,533
                                                                   ------------
INFORMATION TECHNOLOGY: 35.8%
   160,000   Akamai Technologies, Inc. (a) .....................      3,523,200
   340,000   Altera Corp. ......................................      5,545,400
   283,288   ASML Holding N.V. - ADR ...........................      5,991,541
   155,000   Avid Technology, Inc. (a) .........................      1,715,850
   205,000   Avocent Corp. (a) .................................      2,960,200
   375,000   Brocade Communications Sys, Inc. (a) ..............      2,167,500
   145,600   Cree, Inc. (a) ....................................      3,987,984
    96,500   Cymer, Inc. (a) ...................................      2,741,565
   110,000   eBay, Inc. (a) ....................................      1,811,700
   180,000   EMC Corp. (a) .....................................      2,255,400
   170,000   FARO Technologies, Inc. (a) .......................      2,577,200
   493,800   FormFactor, Inc. (a) ..............................      8,606,934
    17,100   Google, Inc. (a) ..................................      6,771,087
   400,000   Guidance Software, Inc. (a) .......................      1,472,000
    93,800   Intermec, Inc. (a) ................................      1,133,104


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

  Shares                                                               Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
   200,000   Intuit, Inc. (a) ..................................   $  4,626,000
   165,300   KLA-Tencor Corp. ..................................      4,585,422
    57,500   McAfee, Inc. (a) ..................................      2,158,550
    40,000   Micron Technology, Inc. (a) .......................        195,200
   149,200   NeuStar, Inc. - Class A (a) .......................      2,836,292
   240,000   Nuance Communications, Inc. (a) ...................      3,204,000
   186,550   NVIDIA Corp. (a) ..................................      2,141,594
   296,800   Rambus, Inc. (a) ..................................      3,555,664
    46,900   Research In Motion Ltd. (a) .......................      3,259,550
    96,700   SanDisk Corp. (a) .................................      1,520,124
   214,300   SonicWALL, Inc. (a) ...............................      1,163,649
   262,400   Stratasys, Inc. (a) ...............................      2,456,064
   180,900   Symantec Corp. (a) ................................      3,120,525
    32,000   Trimble Navigation Ltd. (a) .......................        686,080
    75,000   Yahoo!, Inc. (a) ..................................      1,071,750
                                                                   ------------
                                                                     89,841,129
                                                                   ------------
TELECOMMUNICATIONS SERVICES: 0.5%
   296,700   Sprint Nextel Corp. (a) ...........................      1,293,612
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $304,725,469) ..........................................   $236,255,754
                                                                   ------------

Principal
  Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 5.9%
$14,708,949  Dreyfus Treasury Prime Cash Management ............   $ 14,708,949
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $14,708,949) ...........................................     14,708,949
                                                                   ------------
TOTAL INVESTMENTS
  (Cost $319,434,418): 100.0% ..................................    250,964,703
Liabilities in Excess of Other Assets: 0.0% ....................       (121,066)
                                                                   ------------
TOTAL NET ASSETS: 100.0% .......................................   $250,843,637
                                                                   ============

----------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a) Non Income Producing.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   STATEMENTS OF ASSETS AND LIABILITIES
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------
            APRIL 30, 2009 - (UNAUDITED)

                                               PRIMECAP         PRIMECAP          PRIMECAP
                                                Odyssey          Odyssey     Odyssey Aggressive
                                              Stock Fund       Growth Fund      Growth Fund
                                             -------------    -------------    -------------
ASSETS
  Investments, at cost ....................  $ 198,284,273    $ 574,426,458    $ 319,434,418
                                             =============    =============    =============
  Investments, at value ...................  $ 169,390,238    $ 452,109,999    $ 250,964,703
  Cash ....................................         35,265           89,710               --
  Receivables:
    Securities sold                                     --               --           26,531
    Dividends and interest ................        277,040          395,592          125,604
    Fund shares sold ......................        176,252          783,663          364,291
  Prepaid expenses and other assets .......         30,077           44,339           32,383
                                             -------------    -------------    -------------
    Total assets ..........................    169,908,872      453,423,303      251,513,512
                                             -------------    -------------    -------------
LIABILITIES
  Payable for securities purchased ........             --          310,936          205,527
  Payable for fund shares repurchased .....         27,629          519,359           71,326
  Payable to advisor (Note 6) .............        234,541          549,502          303,873
  Other accrued expenses & liabilities ....         80,477          100,702           89,149
                                             -------------    -------------    -------------
    Total liabilities .....................        342,647        1,480,499          669,875
                                             -------------    -------------    -------------
NET ASSETS ................................  $ 169,566,225    $ 451,942,804    $ 250,843,637
                                             =============    =============    =============
Number of shares issued and
  outstanding (unlimited shares
  authorized, $0.01 par value) ............     17,307,518       44,977,521       25,313,321
                                             =============    =============    =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE ..............  $        9.80    $       10.05    $        9.91
                                             =============    =============    =============
COMPONENTS OF NET ASSETS
  Paid-in capital .........................  $ 231,018,398    $ 600,279,698    $ 342,887,573
  Undistributed net investment income .....        864,869        1,014,623               --
  Accumulated net realized loss
    on investments ........................    (33,423,007)     (27,035,058)     (23,574,221)
  Accumulated net unrealized
    depreciation on investments ...........    (28,894,035)    (122,316,459)     (68,469,715)
                                             -------------    -------------    -------------
  Net assets ..............................  $ 169,566,225    $ 451,942,804    $ 250,843,637
                                             =============    =============    =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   STATEMENTS OF OPERATIONS
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------
            FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED)

                                                 PRIMECAP        PRIMECAP        PRIMECAP
                                                  ODYSSEY         ODYSSEY   ODYSSEY AGGRESSIVE
                                                STOCK FUND      GROWTH FUND     GROWTH FUND
                                               ------------    ------------    ------------
INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes
      withheld of $92,476, $162,268,
      and $47,051, respectively) ...........   $  1,862,699    $  2,832,134    $    436,290
    Interest income ........................          8,609          14,368           9,727
                                               ------------    ------------    ------------
      Total income .........................      1,871,308       2,846,502         446,017
                                               ------------    ------------    ------------
  Expenses
    Advisory fees ..........................        497,281       1,081,338         607,246
    Fund administration and
      accounting costs .....................         50,048         106,880          59,597
    Professional fees ......................         32,968          49,231          38,099
    Shareholder servicing fees
      and expenses .........................         62,210          81,785          81,875
    Federal and state registration fees ....         15,385          16,305          15,703
    Custody fees ...........................         11,998          18,100          11,293
    Trustee fees and expenses ..............         14,288          14,616          14,438
    Printing and mailing ...................          8,964          16,244          25,386
    Other expenses .........................         13,461          29,943          16,374
                                               ------------    ------------    ------------
      Total expenses .......................        706,603       1,414,442         870,011
                                               ------------    ------------    ------------
      NET INVESTMENT INCOME (LOSS) .........      1,164,705       1,432,060        (423,994)
                                               ------------    ------------    ------------
CHANGE IN REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized loss on investments .........    (28,498,227)    (25,348,249)    (20,128,996)
  Net unrealized appreciation
    on investments .........................     18,482,643      23,924,164      31,591,178
                                               ------------    ------------    ------------
    Net realized and unrealized gain
      (loss) on investments ................    (10,015,584)     (1,424,085)     11,462,182
                                               ------------    ------------    ------------
      Net increase (decrease) in
        net assets resulting from
        operations .........................   $ (8,850,879)   $      7,975    $ 11,038,188
                                               ============    ============    ============


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   STATEMENT OF CHANGES IN NET ASSETS
            PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED           YEAR ENDED
                                                                 APRIL 30, 2009(1)  OCTOBER 31, 2008
                                                                 -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ........................................   $   1,164,705      $   1,050,452
  Net realized loss on investments .............................     (28,498,227)        (4,884,429)
  Net unrealized appreciation (depreciation) on investments ....      18,482,643        (72,983,012)
                                                                   -------------      -------------
    NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ................................      (8,850,879)       (76,816,989)
                                                                   -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................      (1,193,169)        (1,004,697)
  Realized gain on investments .................................              --         (1,730,950)
                                                                   -------------      -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................      (1,193,169)        (2,735,647)
                                                                   -------------      -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................................      71,082,330        105,717,172
  Proceeds from reinvestment of distribution ...................       1,191,178          2,729,618
  Cost of shares redeemed ......................................     (79,693,008)       (58,327,033)
  Redemption fee proceeds ......................................          58,622             16,796
                                                                   -------------      -------------
    NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS ....      (7,360,878)        50,136,553
                                                                   -------------      -------------
    TOTAL DECREASE IN NET ASSETS ...............................     (17,404,926)       (29,416,083)
NET ASSETS
  Beginning of period ..........................................     186,971,151        216,387,234
                                                                   -------------      -------------
  End of period (including undistributed net investment
    income of $864,869 and $893,333, respectively) .............   $ 169,566,225      $ 186,971,151
                                                                   =============      =============
CHANGE IN CAPITAL SHARES
  Shares Outstanding, beginning of period ......................      18,503,767         14,221,625
                                                                   -------------      -------------
    Shares sold ................................................       7,878,877          8,671,951
    Shares issued on reinvestment of distributions .............         129,476            195,812
    Shares repurchased .........................................      (9,204,602)        (4,585,621)
                                                                   -------------      -------------
      Net increase (decrease) in capital shares ................      (1,196,249)         4,282,142
                                                                   -------------      -------------
  Shares Outstanding, end of period ............................      17,307,518         18,503,767
                                                                   =============      =============

----------
(1) Unaudited.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   STATEMENT OF CHANGES IN NET ASSETS
            PRIMECAP ODYSSEY GROWTH FUND
            --------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED            YEAR ENDED
                                                                APRIL 30, 2009(1)   OCTOBER 31, 2008
                                                                -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ........................................  $   1,432,060      $   1,260,052
  Net realized loss on investments .............................    (25,348,249)        (1,685,524)
  Net unrealized appreciation (depreciation) on investments ....     23,924,164       (210,303,550)
                                                                  -------------      -------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................................          7,975       (210,729,022)
                                                                  -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................     (1,291,445)        (1,327,014)
  Realized gain on investments .................................             --         (1,320,226)
                                                                  -------------      -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................     (1,291,445)        (2,647,240)
                                                                  -------------      -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................................    148,574,770        219,128,199
  Proceeds from reinvestment of distribution ...................      1,224,200          2,590,543
  Cost of shares redeemed ......................................   (108,987,051)      (108,029,238)
  Redemption fee proceeds ......................................         34,499             50,321
                                                                  -------------      -------------
    NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...............     40,846,418        113,739,825
                                                                  -------------      -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS ....................     39,562,948        (99,636,437)
NET ASSETS
  Beginning of period ..........................................    412,379,856        512,016,293
                                                                  -------------      -------------
  End of period (including undistributed net investment
    income of $1,014,623 and $874,008, respectively) ...........  $ 451,942,804      $ 412,379,856
                                                                  =============      =============
CHANGE IN CAPITAL SHARES
  Shares Outstanding, beginning of period ......................     40,960,083         32,598,060
                                                                  -------------      -------------
    Shares sold ................................................     16,313,684         16,494,850
    Shares issued on reinvestment of distributions .............        132,203            180,904
    Shares repurchased .........................................    (12,428,449)        (8,313,731)
                                                                  -------------      -------------
      Net increase in capital shares ...........................      4,017,438          8,362,023
                                                                  -------------      -------------
  Shares Outstanding, end of period ............................     44,977,521         40,960,083
                                                                  =============      =============

----------
(1) Unaudited.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   STATEMENT OF CHANGES IN NET ASSETS
            PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            --------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED            YEAR ENDED
                                                                   APRIL 30, 2009(1)   OCTOBER 31, 2008
                                                                   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ...........................................    $    (423,994)     $  (1,315,073)
  Net realized loss on investments ..............................      (20,128,996)        (3,398,525)
  Net unrealized appreciation (depreciation) on investments .....       31,591,178       (146,850,322)
                                                                     -------------      -------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .................................       11,038,188       (151,563,920)
                                                                     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Realized gain on investments ..................................               --         (2,095,284)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .....................................       51,030,840         95,788,080
  Proceeds from reinvestment of distribution ....................               --          2,053,073
  Cost of shares repurchased ....................................      (36,678,943)       (94,028,746)
  Redemption fee proceeds .......................................           25,242             41,578
                                                                     -------------      -------------
    NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ................       14,377,139          3,853,985
                                                                     -------------      -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS .....................       25,415,327       (149,805,219)
NET ASSETS
  Beginning of period ...........................................      225,428,310        375,233,529
                                                                     -------------      -------------
  End of period .................................................    $ 250,843,637      $ 225,428,310
                                                                     =============      =============
CHANGE IN CAPITAL SHARES
  Shares Outstanding, beginning of period .......................       23,820,611         23,401,238
                                                                     -------------      -------------
    Shares sold .................................................        5,782,987          7,717,895
    Shares issued on reinvestment of distributions ..............               --            146,753
    Shares repurchased ..........................................       (4,290,277)        (7,445,275)
                                                                     -------------      -------------
      Net increase in capital shares ............................        1,492,710            419,373
                                                                     -------------      -------------
  Shares Outstanding, end of period .............................       25,313,321         23,820,611
                                                                     =============      =============

----------
(1) Unaudited.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   FINANCIAL HIGHLIGHTS
            PRIMECAP ODYSSEY STOCK FUND
            --------------------------------------------------------------------
            FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                            SIX MONTHS        YEAR            YEAR           YEAR            YEAR
                                               ENDED         ENDED           ENDED          ENDED           ENDED
                                             APRIL 30,      OCT. 31,        OCT. 31,       OCT. 31,        OCT. 31,
                                              2009(1)         2008            2007           2006           2005(5)
                                             --------       --------        --------       --------        --------
Net asset value, beginning of period .....   $  10.10       $  15.22        $  13.48       $  11.48        $  10.00
                                             --------       --------        --------       --------        --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...........       0.06           0.06            0.07           0.03           (0.01)
  Net realized and unrealized
    gain (loss) on investments ...........      (0.30)         (4.99)           1.79           1.97            1.49
                                             --------       --------        --------       --------        --------
Total from investment operations .........      (0.24)         (4.93)           1.86           2.00            1.48
                                             --------       --------        --------       --------        --------
LESS DISTRIBUTIONS:
  Dividends from net investment income ...      (0.06)         (0.07)          (0.04)          0.00(4)         0.00
  Distributions from realized gain .......       0.00          (0.12)          (0.08)          0.00(4)         0.00
                                             --------       --------        --------       --------        --------
Total distributions ......................      (0.06)         (0.19)          (0.12)          0.00            0.00
                                             --------       --------        --------       --------        --------
Redemption fee proceeds                          0.00(4)        0.00(4)         0.00(4)        0.00(4)         0.00(4)
                                             --------       --------        --------       --------        --------
Net asset value, end of period ...........   $   9.80       $  10.10        $  15.22       $  13.48        $  11.48
                                             ========       ========        ========       ========        ========
Total return .............................      (2.29%)(3)    (32.73%)         13.88%         17.48%          14.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ...   $  169.6       $  187.0        $  216.4       $   88.4        $   30.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped .................       0.82%(2)       0.79%           0.81%          0.99%           1.80%
  After fees waived and expenses
    absorbed or recouped .................       0.82%(2)       0.79%           0.81%          0.99%           1.25%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS ...........       1.36%(2)       0.51%           0.59%          0.41%          (0.11%)
Portfolio turnover rate ..................      27.96%(3)       9.66%           5.87%          4.09%          12.46%

----------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   FINANCIAL HIGHLIGHTS
            PRIMECAP ODYSSEY GROWTH FUND
            --------------------------------------------------------------------
            FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                                SIX MONTHS        YEAR           YEAR           YEAR          YEAR
                                                   ENDED          ENDED          ENDED          ENDED         ENDED
                                                 APRIL 30,      OCT. 31,       OCT. 31,       OCT. 31,      OCT. 31,
                                                  2009(1)         2008           2007           2006         2005(5)
                                                 --------       --------       --------       --------      --------
Net asset value, beginning of period .........   $  10.07       $  15.71       $  13.76       $  11.62      $  10.00
                                                 --------       --------       --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............       0.03           0.03           0.04           0.01         (0.01)
  Net realized and unrealized
    gain (loss) on investments ...............      (0.02)         (5.59)          2.07           2.14          1.63
                                                 --------       --------       --------       --------      --------
Total from investment operations .............       0.01          (5.56)          2.11           2.15          1.62
                                                 --------       --------       --------       --------      --------
LESS DISTRIBUTIONS:
  Dividends from net investment income .......      (0.03)         (0.04)         (0.02)          0.00(4)       0.00
  Distributions from realized gain ...........       0.00          (0.04)         (0.14)         (0.01)         0.00
                                                 --------       --------       --------       --------      --------
Total distributions ..........................      (0.03)         (0.08)         (0.16)         (0.01)         0.00
                                                 --------       --------       --------       --------      --------
Redemption fee proceeds ......................       0.00(4)        0.00(4)        0.00(4)        0.00(4)       0.00(4)
                                                 --------       --------       --------       --------      --------
Net asset value, end of period ...............   $  10.05       $  10.07       $  15.71       $  13.76      $  11.62
                                                 ========       ========       ========       ========      ========
Total return .................................       0.16%(3)     (35.55%)        15.46%         18.49%        16.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .......   $  451.9       $  412.4       $  512.0       $  202.2      $   46.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped .....................       0.74%(2)       0.71%          0.75%          0.89%         1.79%
  After fees waived and expenses
    absorbed or recouped .....................       0.74%(2)       0.71%          0.75%          0.89%         1.25%

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS ...............       0.75%(2)       0.26%          0.30%          0.19%        (0.27%)

Portfolio turnover rate ......................       7.34%(3)      12.72%          4.83%          6.87%         8.84%

----------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   FINANCIAL HIGHLIGHTS
            PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
            --------------------------------------------------------------------
            FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                                SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED
                                                 APRIL 30,      OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                  2009(1)         2008           2007           2006          2005(5)
                                                 --------       --------       --------       --------       --------
Net asset value, beginning of period ........    $   9.46       $  16.03       $  13.92       $  11.24       $  10.00
                                                 --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .......................       (0.02)         (0.06)         (0.03)         (0.02)         (0.06)
  Net realized and unrealized
    gain (loss) on investments ..............        0.47          (6.42)          2.34           2.70           1.30
                                                 --------       --------       --------       --------       --------
Total from investment operations ............        0.45          (6.48)          2.31           2.68           1.24
                                                 --------       --------       --------       --------       --------
LESS DISTRIBUTIONS:
  Distributions from realized gain ..........        0.00          (0.09)         (0.20)          0.00           0.00
                                                 --------       --------       --------       --------       --------
Redemption fee proceeds .....................        0.00(4)        0.00(4)        0.00(4)        0.00(4)        0.00(4)
                                                 --------       --------       --------       --------       --------
Net asset value, end of period ..............    $   9.91       $   9.46       $  16.03       $  13.92       $  11.24
                                                 ========       ========       ========       ========       ========
Total return ................................        4.76%(3)     (40.60%)        16.76%         23.84%         12.40%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ......    $  250.8       $  225.4       $  375.2       $  119.9       $   22.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
    absorbed or recouped ....................        0.82%(2)       0.78%          0.78%          0.99%          1.82%
  After fees waived and expenses
    absorbed or recouped ....................        0.82%(2)       0.78%          0.78%          0.99%          1.25%

RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS .....................       (0.40%)(2)     (0.46%)        (0.25%)        (0.33%)        (0.82%)

Portfolio turnover rate .....................        6.54%(3)      24.32%          6.02%         12.30%          7.38%

----------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

[GRAPHIC]   NOTES TO FINANCIAL STATEMENTS
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------
            FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED)

(1) ORGANIZATION

PRIMECAP Odyssey Funds (the "Trust") was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the "Funds"), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the "Investment Advisor") serves as investment advisor to the Funds. The Funds commenced operations on November 1, 2004. Each Fund's investment objective is to provide long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares within each Fund have equal rights with respect to voting.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

      A.    SECURITY VALUATION.

            Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market, and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities in a foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally are determined prior to the close of the New York Stock Exchange (the "NYSE"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust's board of trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its net asset value per share ("NAV") may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

            Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

            The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. See Note 4 - Fair Value of Financial Instruments for further disclosure.

            Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

      B.    SHARE VALUATION.

            The net asset value per share ("NAV") of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading.

      C.    FOREIGN CURRENCY.

            Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

      D.    FEDERAL INCOME TAXES.

            Each Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code. The Funds intend to distribute substantially all of their taxable income and any capital gains in excess of applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

            The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

            Effective April 30, 2008, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 established financial reporting rules regarding recognition and measurements of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

      E.    ALLOCATION OF EXPENSES.

            Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method.

      F.    SECURITY TRANSACTIONS, INVESTMENT INCOME, AND DISTRIBUTIONS.

            Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

      G.    USE OF ESTIMATES.

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      H.    INDEMNIFICATION OBLIGATIONS.

            Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

(3) INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2009 were as follows:

FUND                                             PURCHASES         SALES
----                                            -----------     -----------
PRIMECAP Odyssey Stock Fund ..................  $48,406,738     $45,873,636
PRIMECAP Odyssey Growth Fund .................  $75,927,236     $27,674,743
PRIMECAP Odyssey Aggressive Growth Fund ......  $26,804,852     $13,508,551

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

(4) FAIR VALUE OF FINANCIAL INSTRUMENTS

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds adopted SFAS 157 effective November 1, 2008. A summary of the fair value hierarchy under SFAS 157 is described below.

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following tables provide the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2009. These assets are measured on a recurring basis.

                                                     QUOTED PRICES    SIGNIFICANT
                                                       IN ACTIVE         OTHER       SIGNIFICANT
                                                      MARKETS FOR      OBSERVABLE    UNOBSERVABLE
                                                   IDENTICAL ASSETS      INPUTS         INPUTS
FUND                  DESCRIPTION      TOTAL           (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
----                  -----------      -----           ---------       ---------       ---------
PRIMECAP              Assets:
ODYSSEY STOCK         Securities   $ 169,390,238     $ 169,390,238       $   --          $   --
FUND                               =============     =============       ======          ======
                      Total        $ 169,390,238     $ 169,390,238       $   --          $   --

PRIMECAP              Assets:
ODYSSEY GROWTH        Securities   $ 452,109,999     $ 452,109,999       $   --          $   --
FUND                               =============     =============       ======          ======
                      Total        $ 452,109,999     $ 452,109,999       $   --          $   --

PRIMECAP              Assets:
ODYSSEY               Securities   $ 250,964,703     $ 250,964,703       $   --          $   --
AGGRESSIVE                         =============     =============       ======          ======
GROWTH FUND           Total        $ 250,964,703     $ 250,964,703       $   --          $   --

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

(5) DISTRIBUTION TO SHAREHOLDERS

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses. As of October 31, 2008, the components of capital on a tax basis were as follows:

                                            PRIMECAP          PRIMECAP          PRIMECAP
                                             ODYSSEY           ODYSSEY     ODYSSEY AGGRESSIVE
                                            STOCK FUND       GROWTH FUND       GROWTH FUND
Cost of investments
  for tax purposes(a) ................    $ 230,427,435     $ 558,080,341     $ 325,127,403
                                          =============     =============     =============
Gross tax unrealized
  appreciation .......................        9,874,770        11,783,360        10,913,788
Gross tax unrealized
  depreciation .......................      (57,291,345)     (158,023,983)     (111,020,228)
                                          -------------     -------------     -------------
Net tax unrealized depreciation ......    $ (47,416,575)    $(146,240,623)    $(100,106,440)
                                          =============     =============     =============
Currently distributable
  ordinary income ....................    $     893,333     $     874,008     $          --
Currently distributable long-term
  capital gain .......................               --                --                --
                                          -------------     -------------     -------------
Currently total distributable
  earnings ...........................    $     893,333     $     874,008     $          --
                                          -------------     -------------     -------------
Other accumulated loss ...............    $  (4,884,883)    $  (1,686,809)    $  (3,399,678)
                                          -------------     -------------     -------------
Total accumulated loss ...............    $ (51,408,125)    $(147,053,424)    $(103,506,118)
                                          =============     =============     =============

----------
   (a) At October 31, 2008, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

U.S. Generally Accepted Accounting Principles (GAAP) require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the fiscal year ended October 31, 2008 the reclassifications were as follows:

                               UNDISTRIBUTED     ACCUMULATED
                               NET INVESTMENT    NET REALIZED
                                   INCOME            LOSS        PAID IN CAPITAL
                               --------------    ------------    ---------------
PRIMECAP Odyssey
  Stock Fund .................          659          (659)                 --
PRIMECAP Odyssey
  Growth Fund ................          631          (631)                 --
PRIMECAP Odyssey
  Aggressive Growth Fund .....    1,315,073          (354)         (1,314,719)

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

The permanent differences primarily relate to net operating loss and foreign currency adjustments with differing book and tax methods for accounting. At October 31, 2008, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund had capital loss carryovers of $4,884,883, $1,686,809, and $3,399,678, respectively, expiring October 31, 2016.
Tax components of dividends paid during the six months ended April 30, 2009 and the year ended October 31, 2008 were as follows:

                                                     April 30, 2009
                                             -----------------------------
                                                Ordinary        Long-Term
                                                 Income       Capital Gain
                                             Distributions   Distributions
                                             -------------   -------------
PRIMECAP Odyssey Stock Fund ................   $1,193,169      $       --
PRIMECAP Odyssey Growth Fund ...............   $1,291,445      $       --
PRIMECAP Odyssey Aggressive Growth Fund ....   $       --      $       --

                                                    October 31, 2008
                                             -----------------------------
                                                Ordinary        Long-Term
                                                 Income       Capital Gain
                                             Distributions   Distributions
                                             -------------   -------------
PRIMECAP Odyssey Stock Fund ................   $1,518,217      $1,217,430
PRIMECAP Odyssey Growth Fund ...............   $2,159,493      $  487,747
PRIMECAP Odyssey Aggressive Growth Fund ....   $1,834,245      $  261,039

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2008.

(6) Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. Under the terms of the agreement, each of the Funds will pay a fee equal to the following annual percentages of average net assets:
                                             For the First   Assets in Excess of
                                              $100,000,000      $100,000,000
                                                Per Fund          Per Fund
                                                --------          --------
PRIMECAP Odyssey Stock Fund ................      0.60%             0.55%
PRIMECAP Odyssey Growth Fund ...............      0.60%             0.55%
PRIMECAP Odyssey Aggressive Growth Fund ....      0.60%             0.55%

The Bank of New York Mellon Corporation serves as the Funds' custodian. U.S. Bancorp Fund Services, LLC ("USBFS") serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds' distributor.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2009 - (UNAUDITED), (CONTINUED)

(7) ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

[GRAPHIC]   ADDITIONAL INFORMATION
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------
            (UNAUDITED)

PROXY VOTING PROCEDURES

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's board of trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-729-2307. This information is also available through the SEC's website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-800-729-2307.

[GRAPHIC]   MANAGEMENT
            PRIMECAP ODYSSEY FUNDS
            --------------------------------------------------------------------
            (UNAUDITED)

PORTFOLIO MANAGERS

PRIMECAP Management Company has five portfolio managers who together have more than 160 years of investment experience. The portfolio managers primarily responsible for overseeing the funds' investments are:

            NAME                            YEARS OF EXPERIENCE
            ----                            -------------------
            Howard B. Schow                          52
            Mitchell J. Milias                       44
            Theo A. Kolokotrones                     38
            Joel P. Fried                            23
            Alfred W. Mordecai                       11

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund. The PRIMECAP Odyssey Aggressive Growth Fund is primarily managed by Messrs. Schow, Kolokotrones, Fried, and Mordecai. A small portion of each fund's assets may be managed by individuals in the Investment Advisor's research department.

OFFICERS AND TRUSTEES

The Trust's officers, who administer the funds' daily operations, are appointed by the board of trustees. The trustees are responsible for the overall management of the Trust, including establishing the funds' policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, by calling 1-800-729-2307 or at the funds' website at www.odysseyfunds.com.

EXECUTIVE OFFICERS. The table below sets forth certain information about each of the Trust's executive officers.

                           POSITION(S)      TERM OF OFFICE;
      NAME, ADDRESS           HELD             LENGTH OF                 PRINCIPAL OCCUPATION(S)
     (YEAR OF BIRTH)       WITH TRUST         TIME SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Howard B. Schow             Co-Chief          Indefinite;      Chairman and Director, Portfolio Manager,
225 South Lake Ave.,        Executive         Since 09/04      Chief Investment Officer, and Principal
Suite 400, Pasadena, CA     Officer                            PRIMECAP Management Company
91101-3005
(1927)
----------------------------------------------------------------------------------------------------------
Theo A. Kolokotrones        Co-Chief          Indefinite;      President, Director, Portfolio Manager, and
225 South Lake Ave.,        Executive         Since 09/04      Principal PRIMECAP Management Company
Suite 400, Pasadena, CA     Officer
91101-3005
(1946)

MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)

"Independent" Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an "interested person" of the Trust as defined in the 1940 Act ("Independent Trustees").

                               POSITION(S)        TERM OF OFFICE;
      NAME, ADDRESS               HELD               LENGTH OF                   PRINCIPAL OCCUPATION(S)
     (YEAR OF BIRTH)           WITH TRUST           TIME SERVED                    DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
Joel P. Fried              Co-Chief Executive       Indefinite;         Executive Vice President, Director,
225 South Lake Ave.,       Officer and Trustee      Since 09/04         Portfolio Manager, and Principal PRIMECAP
Suite 400, Pasadena, CA                                                 Management Company
91101-3005
(1962)
----------------------------------------------------------------------------------------------------------------
David H. Van Slooten       Chief Financial          Indefinite;         Executive Vice President, Portfolio Manager,
225 South Lake Ave.,       Officer, Chief           Since 06/04         Financial Analyst, and Principal PRIMECAP
Suite 400, Pasadena, CA    Administrative                               Management Company
91101-3005                 Officer, and
(1963)                     Secretary
----------------------------------------------------------------------------------------------------------------
Karen Chen                 Vice President of        Indefinite;         Chief Compliance Officer, Director of
225 South Lake Ave.,       Compliance and           Since 10/04         Compliance and Reporting, PRIMECAP
Suite 400, Pasadena, CA    Chief Compliance                             Management Company (10/04 - Present); Team
91101-3005                 Officer and AML                              Lead - Legal and Compliance, Pacific
(1973)                     Officer                                      Investment Management Company (7/02 - 9/04
                                                                        and 11/97 - 7/99)

MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)

"INDEPENDENT" TRUSTEES. The table below sets forth certain information about each of the trustees of the Trust who is not an "interested person" of the Trust as defined in the 1940 Act ("Independent Trustees").

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                               TERM OF                                         FUND            OTHER
                             POSITION(S)       OFFICE;                                       COMPLEX         DIRECTOR-
      NAME, ADDRESS              HELD         LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY       SHIPS HELD
     (YEAR OF BIRTH)          WITH TRUST     TIME SERVED         DURING PAST 5 YEARS        TRUSTEE(1)       BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Benjamin F. Hammon           Chairman of     Indefinite;     Retired; Director,                 3               None
225 South Lake Ave.,         the Board       Since 09/04     Institutional Equity Sales,
Suite 400, Pasadena, CA      and Trustee                     Salomon Smith Barney Inc.
91101-3005                                                   (1963-1998)
(1935)
-----------------------------------------------------------------------------------------------------------------------
Wayne H. Smith               Chairman of     Indefinite;     Retired; President, Wayne          3               None
225 South Lake Ave.,         the Audit       Since 09/04     H. Smith Consulting, Inc.
Suite 400, Pasadena, CA      Committee                       (2002-2007); Vice
91101-3005                   and Trustee                     President, Financial
(1941)                                                       Services, Avery Dennison
                                                             Corporation (2001-2002);
                                                             Vice President, Financial
                                                             Services, and Treasurer,
                                                             Avery Dennison Corporation
                                                             (1999-2001)
-----------------------------------------------------------------------------------------------------------------------
Joseph G. Uzelac             Trustee         Indefinite;     Retired; Managing Director,        3               None
225 South Lake Ave.,                         Since 10/07     Lehman Brothers Global
Suite 400, Pasadena, CA                                      Investment Bank (1988-2007)
91101-3005
(1944)
-----------------------------------------------------------------------------------------------------------------------
Elizabeth D. Obershaw        Trustee         Indefinite;     Managing Director, Horsley         3               None
225 South Lake Ave.,                         Since 06/08     Bridge Partners
Suite 400, Pasadena, CA                                      (2007-Current); Vice
91101-3005                                                   President and Chief
(1960)                                                       Investment Officer,
                                                             Hewlett-Packard Company
                                                             (1991-2007);
                                                             Hewlett-Packard Company
                                                             (1983-1991)

      (1) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED), (CONTINUED)

"Interested" Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an "interested person" of the Trust as defined by the 1940 Act.

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                                TERM OF                                         FUND            OTHER
                               POSITION(S)      OFFICE;                                       COMPLEX         DIRECTOR-
     NAME, ADDRESS                HELD         LENGTH OF        PRINCIPAL OCCUPATION(S)     OVERSEEN BY       SHIPS HELD
    (YEAR OF BIRTH)            WITH TRUST     TIME SERVED         DURING PAST 5 YEARS        TRUSTEE(2)       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Joel P. Fried(1)               Co-Chief       Indefinite;      Executive Vice President,         3               None
225 South Lake Ave.,           Executive      Since 09/04      Director, Portfolio
Suite 400, Pasadena, CA        Officer and                     Manager, and Principal
91101-3005                     Trustee                         PRIMECAP Management Company
(1962)

      (1) Mr. Fried is an "interested person" of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.
      (2) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

                               Investment Advisor
                           PRIMECAP MANAGEMENT COMPANY
                        225 South Lake Avenue, Suite 400
                           Pasadena, California 91101

                                        o

                                   Distributor
                        QUASAR DISTRIBUTORS, LLC 615 East
                      Michigan Street, 4th Floor Milwaukee,
                                 Wisconsin 53202

                                        o

                                    Custodian
                     THE BANK OF NEW YORK MELLON CORPORATION
                            One Wall Street New York,
                                 New York 10286

                                        o

                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                       615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                        o

                                  Administrator
                         U.S. BANCORP FUND SERVICES, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741

                                        o

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                        o

                  Independent Registered Public Accounting Firm
                           PRICEWATERHOUSECOOPERS LLP
                            Three Embarcadero Center
                         San Francisco, California 94111

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE PRIMECAP ODYSSEY FUNDS AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

PRIMECAP, PRIMECAP ODYSSEY, AND THE PRIMECAP ODYSSEY LOGO ARE TRADEMARKS OF PRIMECAP MANAGEMENT COMPANY.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Incorporated by reference to the Registrant's Form N-CSR filed December 24, 2008

      (2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICER PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      PRIMECAP ODYSSEY FUNDS

      By    /S/ JOEL P. FRIED
            --------------------------------------------------------------------
            Joel P. Fried, Co-Chief Executive Officer

      Date  JULY 2, 2009


      By    /S/ HOWARD B. SCHOW
            --------------------------------------------------------------------
            Howard B. Schow, Co-Chief Executive Officer

      Date  JULY 2, 2009


      By    /S/ THEO A. KOLOKOTRONES
            --------------------------------------------------------------------
            Theo A. Kolokotrones, Co-Chief Executive Officer

      Date  JULY 2, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By    /S/ JOEL P. FRIED
            --------------------------------------------------------------------
            Joel P. Fried, Co-Chief Executive Officer

      Date  JULY 2, 2009


      By    /S/ HOWARD B. SCHOW
            --------------------------------------------------------------------
            Howard B. Schow, Co-Chief Executive Officer

      Date  JULY 2, 2009


      By    /S/ THEO A. KOLOKOTRONES
            --------------------------------------------------------------------
            Theo A. Kolokotrones, Co-Chief Executive Officer

      Date  JULY 2, 2009

      By    /S/ DAVID H. VAN SLOOTEN
            --------------------------------------------------------------------
            David H. Van Slooten, Chief Financial Officer

      Date  JULY 2, 2009

PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.